Subsequent Events - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended			1 Months Ended	9 Months Ended	1 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2013 Class A Common Stock Restricted Stock	Oct. 15, 2013 Subsequent Event Share Distribution	Jul. 17, 2013 Subsequent Event 2013 Omnibus Incentive Compensation Plan Restricted Stock	Jan. 31, 2013 Subsequent Event Employee Termination Agreement	Jul. 17, 2013 Subsequent Event Artisan Partners Holdings Share Distribution	Jul. 17, 2013 Subsequent Event Class A Common Stock 2013 Omnibus Incentive Compensation Plan Restricted Stock	Jul. 17, 2013 Subsequent Event Class A Common Stock Artisan Partners Holdings
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period								16,670					1,575,157
Award vesting period										5 years
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized										$ 79,200
Distribution Made to Member or Limited Partner, Cash Distributions Declared												19,080
Common Stock, Dividends, Per Share, Declared														$ 0.43
Termination expense											5,987
Dividend payable date														Aug. 26, 2013
Dividend record date														Aug. 12, 2013
Partnership distributions	$ 20,379	$ 33,699	$ 186,620	$ 53,507	$ 135,039	$ 122,822	$ 54,338		$ 245,100